Consolidated Statements of Comprehensive Income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Comprehensive Income
Net income	$ 7,615,270	$ 6,577,522	$ 5,333,354
Items that will not be reclassified to income:
Remeasurement of post-employment benefit obligations	(97,086)	(283,106)	(255,713)
Warrants issued by UHI, net of hedge	(1,347,698)	(280,447)	(3,635,399)
Open Ended Fund, net of hedge	215,957	1,008,675	(32,379)
Other equity instruments	603,766
Items that may be subsequently reclassified to income:
Exchange differences on translating foreign operations	(859,032)	334,097	767,165
Cash flow hedges	174,532	231,758	789,208
Other financial assets	(111)
Share of other comprehensive loss of associates and joint ventures	(47,313)	(60,340)	(42,832)
Other comprehensive (loss) income before income taxes	(1,356,985)	950,637	(2,409,950)
Income tax benefit (expense)	336,102	(366,036)	1,220,400
Other comprehensive (loss) income	(1,020,883)	584,601	(1,189,550)
Total comprehensive income	6,594,387	7,162,123	4,143,804
Total comprehensive income attributable to:
Stockholders of the Company	5,009,822	5,161,859	2,425,636
Non-controlling interests	1,584,565	2,000,264	1,718,168
Total comprehensive income	$ 6,594,387	$ 7,162,123	$ 4,143,804